Weiss Alternative Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

	Shares		Value
COMMON STOCKS - 52.15%
Aerospace & Defense - 0.20%
Bombardier, Inc., Class B (a)(b)	2,804		$140,343
Curtiss-Wright Corp.	308		58,939
The Boeing Co. (a)	823		196,574
TransDigm Group, Inc. (a)	101		90,872
			486,728
Air Freight & Logistics - 0.50%
Expeditors International of Washington, Inc.	836		106,423
FedEx Corp.	3,796		1,024,730
Forward Air Corp.	648		77,008
			1,208,161
Automobile Components - 0.13%
Aptiv plc (a)(b)	802		87,811
Autoliv, Inc.	1,330		134,237
Mobileye Global, Inc., Class A (a)	2,339		89,303
			311,351
Banks - 2.79%
AIB Group plc (b)	1,648		7,752
Banc of California, Inc.	20,720		294,431
BankUnited, Inc.	3,867		115,391
Banner Corp.	3,321		158,113
Citizens Financial Group, Inc.	16,102		519,451
Columbia Banking System, Inc.	3,848		86,003
Comerica, Inc.	7,281		392,883
ConnectOne Bancorp, Inc.	2,300		47,081
East West Bancorp, Inc.	5,340		332,202
Fifth Third BanCorp.	9,722		282,910
First BanCorp. (b)	6,884		102,227
First Citizens BancShares, Inc., Class A	292		417,940
First Horizon Corp.	39,080		532,660
ING Groep N.V. (b)	11,483		167,614
JPMorgan Chase & Co.	317		50,073
M&T Bank Corp.	1,177		164,615
New York Community Bancorp, Inc.	12,571		174,360
Old National Bancorp	3,163		53,866
Pacific Premier Bancorp, Inc.	4,733		120,881
Popular, Inc. (b)	1,118		81,111
Regions Financial Corp.	7,146		145,564
Truist Financial Corp.	23,969		796,250
UMB Financial Corp.	900		63,900
UniCredit SpA (b)	12,374		313,314
Webster Financial Corp.	8,403		397,630
Wells Fargo & Co.	9,338		431,042
Western Alliance Bancorp	6,047		314,142
Wintrust Financial Corp.	2,555		215,540
			6,778,946
Beverages - 1.39%
Anheuser-Busch InBev S.A./N.V. (b)	1,094		62,584
Brown-Forman Corp., Class B	1,107		78,154
Celsius Holdings, Inc. (a)	410		59,327
Coca-Cola European Partners plc (b)	23,352		1,480,283
Constellation Brands, Inc., Class A	1,014		276,619
Keurig Dr. Pepper, Inc.	37,711		1,282,551
The Coca-Cola Co.	2,339		144,854
			3,384,372
Biotechnology - 1.05%
89bio, Inc. (a)	2,862		45,334
AbbVie, Inc.	1,954		292,279
Aldeyra Therapeutics, Inc. (a)	1,589		12,895
Allakos, Inc. (a)	5,495		29,563
Alnylam Pharmaceuticals, Inc. (a)	28		5,471
Apellis Pharmaceuticals, Inc. (a)	513		13,210
Arcutis Biotherapeutics, Inc. (a)	8,548		93,259
Argenx S.E. - ADR (a)(b)	422		212,891
Astria Therapeutics, Inc. (a)	7,123		63,822
Biogen, Inc. (a)	97		26,208
BioMarin Pharmaceutical, Inc. (a)	957		84,149
Bioxcel Therapeutics, Inc. (a)	622		5,685
Bridgebio Pharma, Inc. (a)	682		23,877
Cerevel Therapeutics Holdings, Inc. (a)	458		14,010
Chinook Therapeutics, Inc. (a)	153		5,995
CSL Ltd. (b)	167		30,079
Cytokinetics, Inc. (a)	2,359		78,673
Dynavax Technologies Corp. (a)	637		8,912
Eiger BioPharmaceuticals, Inc. (a)	1,554		1,057
Exact Sciences Corp. (a)	151		14,729
Exelixis, Inc. (a)	3,497		68,926
Grifols S.A. (a)(b)	3,277		48,140
Heron Therapeutics, Inc. (a)	4,567		7,581
Immunovant, Inc. (a)	4,956		113,145
Incyte Corp. (a)	436		27,782
Insmed, Inc. (a)	2,287		50,520
Karuna Therapeutics, Inc. (a)	14		2,797
Karyopharm Therapeutics, Inc. (a)	1,130		2,034
Madrigal Pharmaceuticals, Inc. (a)	410		84,173
Merus N.V. (a)(b)	541		14,196
Moderna, Inc. (a)	188		22,120
Morphic Holding, Inc. (a)	963		54,631
Natera, Inc. (a)	388		17,545
Regeneron Pharmaceuticals, Inc. (a)	23		17,064
Rigel Pharmaceuticals, Inc. (a)	4,232		5,840
Roivant Sciences Ltd. (a)(b)	7,084		84,866
Sage Therapeutics, Inc. (a)	99		3,433
Sarepta Therapeutics, Inc. (a)	858		92,999
SpringWorks Therapeutics, Inc. (a)	1,714		53,785
TG Therapeutics, Inc. (a)	159		3,290
Travere Therapeutics, Inc. (a)	6,130		105,375
United Therapeutics Corp. (a)	149		36,165
Vera Therapeutics, Inc. (a)	1,590		29,844
Vertex Pharmaceuticals, Inc. (a)	1,039		366,081
Viking Therapeutics, Inc. (a)	5,625		81,562
Viridian Therapeutics, Inc. (a)	4,677		87,741
Xenon Pharmaceuticals, Inc. (a)(b)	136		5,021
			2,548,754
Broadline Retail - 0.52%
Alibaba Group Holding Ltd. - ADR (a)(b)	2,377		242,834
Amazon.com, Inc. (a)	6,810		910,361
Macy's, Inc.	2,899		48,094
Ollie's Bargain Outlet Holdings, Inc. (a)	754		54,952
			1,256,241
Building Products - 0.27%
Builders FirstSource, Inc. (a)	917		132,443
Hayward Holdings, Inc. (a)	1,345		17,969
Johnson Controls International plc (b)	2,764		192,236
Masco Corp.	1,465		88,896
Owens Corning	880		123,191
Trane Technologies plc (b)	554		110,490
			665,225
Capital Markets - 2.33%
Affiliated Managers Group, Inc.	1,642		227,647
AllianceBernstein Holding LP	30,940		995,959
Ameriprise Financial, Inc.	190		66,206
BGC Group, Inc., Class A	75,987		361,698
Blue Owl Capital, Inc.	7,313		90,096
Cboe Global Markets, Inc.	205		28,634
CI Financial Corp. (a)(b)	1,502		18,999
CME Group, Inc.	418		83,165
Federated Hermes, Inc.	1,676		56,699
Franklin Resources, Inc.	7,484		218,832
Houlihan Lokey, Inc.	535		53,420
Interactive Brokers Group, Inc., Class A	661		57,725
Intercontinental Exchange, Inc.	502		57,630
Janus Henderson Group plc (b)	1,782		52,302
KKR & Co., Inc.	8,177		485,550
Lazard Ltd., Class A (b)	10,337		362,829
LPL Financial Holdings, Inc.	3,360		770,650
Nasdaq, Inc.	4,511		227,760
Stifel Financial Corp.	8,076		513,149
The Bank New York Mellon Corp.	13,512		612,904
The Carlyle Group, Inc.	4,539		161,815
The Charles Schwab Corp.	551		36,421
Virtus Investment Partners, Inc.	572		117,678
			5,657,768
Chemicals - 0.60%
Ashland Global Holdings, Inc.	1,852		169,199
CF Industries Holdings, Inc.	440		36,115
Dow, Inc.	2,354		132,930
DuPont de Nemours, Inc.	1,502		116,600
Eastman Chemical Co.	671		57,424
PureCycle Technologies, Inc. (a)	12,768		151,173
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	6,582		485,028
The Chemours Co.	6,284		232,382
Tronox Holdings plc (b)	4,991		66,331
			1,447,182
Commercial Services & Supplies - 0.12%
Waste Connections, Inc. (b)	2,002		282,622

Communications Equipment - 1.11%
ADTRAN Holdings, Inc.	35,914		349,443
Calix, Inc. (a)	20,545		926,785
Ciena Corp. (a)	12,827		541,299
CommScope Holding Co., Inc. (a)	195,831		881,240
			2,698,767
Construction & Engineering - 0.17%
Fluor Corp. (a)	11,273		349,238
Quanta Services, Inc.	333		67,139
			416,377
Construction Materials - 0.06%
CRH plc - ADR (b)	738		44,502
Martin Marietta Materials, Inc.	218		97,328
			141,830
Consumer Finance - 0.29%
Ally Financial, Inc.	1,028		31,395
FirstCash Holdings, Inc.	1,137		108,333
OneMain Holdings, Inc.	5,012		227,946
Synchrony Financial	9,722		335,798
			703,472
Consumer Staples Distribution - 0.35%
Casey's General Stores, Inc.	788		199,096
Dollar Tree, Inc. (a)	1,968		303,721
Performance Food Group Co. (a)	3,305		197,507
Sysco Corp.	1,821		138,960
			839,284
Distributors - 0.03%
Pool Corp.	184		70,792

Diversified Consumer Services - 0.09%
Mister Car Wash, Inc. (a)	16,018		159,059
WW International, Inc. (a)(g)	5,051		58,844
			217,903
Electrical Equipment - 0.34%
ABB Ltd. (b)	1,671		67,053
AMETEK, Inc.	554		87,865
Enovix Corp. (a)	10,990		236,505
FREYR Battery S.A. (a)(b)	2,796		23,542
Generac Holdings, Inc. (a)	715		109,896
nVent Electric plc (b)	2,333		123,369
Rockwell Automation, Inc.	8		2,690
Vertiv Holdings Co.	6,514		169,429
			820,349
Electronic Equipment, Instruments & Components - 0.14%
Coherent Corp. (a)	1,982		93,868
Rogers Corp. (a)	661		111,451
TE Connectivity Ltd. (b)	937		134,450
			339,769
Energy Equipment & Services - 1.06%
Baker Hughes Co.	5,062		181,169
Expro Group Holdings N.V. (a)(b)	10,383		230,399
Helix Energy Solutions Group, Inc. (a)	5,028		48,269
Noble Corp. plc (a)(b)	3,631		189,792
NOV, Inc.	22,072		443,206
Oceaneering International, Inc. (a)	14,633		328,511
Schlumberger N.V. Ltd. (b)	1,939		113,121
Seadrill Ltd. (a)(b)	2,690		131,568
TechnipFMC plc (a)(b)	16,954		310,936
Transocean Ltd. (a)(b)	18,566		163,381
Valaris Ltd. (a)(b)	3,415		262,272
Weatherford International plc (a)(b)	1,916		159,219
			2,561,843
Entertainment - 1.16%
Activision Blizzard, Inc. (g)	10,563		979,824
AMC Entertainment Holdings, Inc., Class A (a)(g)	736		3,658
Atlanta Braves Holdings, Inc., Class C (a)	37		1,499
Cinemark Holdings, Inc. (a)	5,642		94,165
Cineplex, Inc. (a)(b)	5,055		35,268
Endeavor Group Holdings, Inc., Class A (a)	22,218		524,345
Liberty Media Corp-Liberty Formula One, Class C (a)	1,271		92,274
Live Nation Entertainment, Inc. (a)(g)	1,368		120,042
Manchester United plc, Class A (a)(b)	637		14,116
Netflix, Inc. (a)	377		165,491
Take-Two Interactive Software, Inc. (a)	2,237		342,127
Warner Music Group Corp., Class A	6,531		206,053
World Wrestling Entertainment, Inc., Class A	2,295		240,975
			2,819,837
Financial Services - 0.78%
Apollo Global Management, Inc.	4,597		375,621
AvidXchange Holdings, Inc. (a)	6,625		82,216
Corebridge Financial, Inc.	12,631		236,326
Equitable Holdings, Inc.	12,892		369,871
Global Payments, Inc.	928		102,312
I3 Verticals, Inc., Class A (a)	2,695		67,402
Mr. Cooper Group, Inc. (a)	6,105		353,907
Payoneer Global, Inc. (a)	5,376		28,600
Repay Holdings Corp. (a)	6,102		50,952
Shift4 Payments, Inc., Class A (a)	3,090		213,179
			1,880,386
Food Products - 1.14%
Bunge Ltd. (b)	1,419		154,203
Lamb Weston Holdings, Inc.	8,472		877,954
Mondelez International, Inc., Class A	13,317		987,189
Pilgrim's Pride Corp. (a)	21,164		524,232
Sovos Brands, Inc. (a)	5,366		95,515
TreeHouse Foods, Inc. (a)	2,125		109,671
The Simply Good Foods Co. (a)	469		18,155
			2,766,919
Ground Transportation - 1.16%
Canadian Pacific Kansas City Ltd. (b)	3,794		312,208
Covenant Logistics Group, Inc.	1,677		91,833
CSX Corp.	5,531		184,293
Heartland Express, Inc.	3,847		62,899
J.B. Hunt Transport Services, Inc.	218		44,459
Knight-Swift Transportation Holdings, Inc.	4,695		285,221
Marten Transport Ltd.	1,676		37,978
Norfolk Southern Corp.	527		123,102
Old Dominion Freight Line, Inc.	33		13,843
RXO, Inc. (a)	4,662		102,797
Saia, Inc. (a)(g)	1,336		565,315
TFI International, Inc. (b)	393		50,442
Union Pacific Corp.	1,361		315,779
XPO, Inc. (a)(g)	9,154		633,823
			2,823,992
Health Care Equipment & Supplies - 0.85%
Abbott Laboratories	2,187		243,479
Baxter International, Inc.	1,428		64,589
Boston Scientific Corp. (a)	3,157		163,691
CVRx, Inc. (a)	404		7,244
DexCom, Inc. (a)	853		106,250
Edwards Lifesciences Corp. (a)	2,046		167,915
Enovis Corp. (a)	2,966		189,527
Envista Holdings Corp. (a)	931		32,036
Globus Medical, Inc., Class A (a)	1,167		70,335
Haemonetics Corp. (a)	1,169		107,829
IDEXX Laboratories, Inc. (a)	151		83,764
Inari Medical, Inc. (a)	1,655		94,451
Inmode Ltd. (a)(b)	1,480		63,507
Inspire Medical Systems, Inc. (a)	57		16,405
Intuitive Surgical, Inc. (a)	33		10,705
Masimo Corp. (a)	68		8,316
Medtronic plc (b)	1,857		162,970
Penumbra, Inc. (a)	145		43,987
RxSight, Inc. (a)	159		5,306
Shockwave Medical, Inc. (a)	642		167,305
Silk Road Medical, Inc. (a)	298		6,806
STAAR Surgical Co. (a)	283		15,500
Stryker Corp.	180		51,014
Tandem Diabetes Care, Inc. (a)	2,760		96,379
Teleflex, Inc.	348		87,407
			2,066,717
Health Care Providers & Services - 0.78%
Amedisys, Inc. (a)	239		21,711
AmerisourceBergen Corp.	380		71,022
Centene Corp. (a)	444		30,232
CVS Health Corp.	218		16,282
DaVita, Inc. (a)	1,512		154,209
Elevance Health, Inc.	681		321,180
Enhabit, Inc. (a)	298		4,091
Guardant Health, Inc. (a)	1,568		61,183
Humana, Inc.	724		330,745
McKesson Corp.	177		71,225
Option Care Health, Inc. (a)	5,685		192,039
Privia Health Group, Inc. (a)	1,125		31,410
Progyny, Inc. (a)	1,108		46,270
Quest Diagnostics, Inc.	141		19,065
Surgery Partners, Inc. (a)	1,439		55,589
Tenet Healthcare Corp. (a)	1,065		79,587
The Cigna Corp.	558		164,666
The Pennant Group, Inc. (a)	447		5,132
Universal Health Services, Inc., Class B	1,597		221,919
			1,897,557
Health Care Technology - 0.08%
Evolent Health, Inc., Class A (a)	4,315		131,133
Schrodinger, Inc. (a)	668		34,943
Teladoc Health, Inc. (a)	1,170		34,831
			200,907
Hotels, Restaurants & Leisure - 2.90%
Aramark	10,292		415,488
BJ's Restaurants, Inc. (a)	5,409		203,703
Bloomin' Brands, Inc.	4,291		115,299
Bowlero Corp. (a)	7,455		90,429
Boyd Gaming Corp.	5,108		348,978
Brinker International, Inc. (a)	3,311		130,056
Caesars Entertainment, Inc. (a)	240		14,165
Chipotle Mexican Grill, Inc. (a)	330		647,552
Churchill Downs, Inc.	372		43,096
Dave & Buster's Entertainment, Inc. (a)	1,633		74,791
Dine Brands Global, Inc.	643		38,786
Domino's Pizza, Inc.	157		62,288
Everi Holdings, Inc. (a)	1,912		28,374
Expedia Group, Inc. (a)	491		60,162
Full House Resorts, Inc. (a)	2,718		17,450
Hilton Worldwide Holdings, Inc.	588		91,428
Hyatt Hotels Corp., Class A	158		19,963
International Game Technology plc (b)	13,255		448,417
Jack in the Box, Inc.	3,204		318,510
Las Vegas Sands Corp. (a)	4,100		245,221
Marriott International, Inc., Class A	276		55,700
Marriott Vacations Worldwide Corp.	597		76,720
McDonald's Corp.	283		82,976
Planet Fitness, Inc., Class A (a)	6,820		460,623
Restaurant Brands International, Inc. (b)	7,287		557,893
Royal Caribbean Cruises Ltd. (a)(b)	2,698		294,379
Sweetgreen, Inc., Class A (a)	823		12,403
Texas Roadhouse, Inc.	2,561		285,679
The Cheesecake Factory, Inc.	10,422		383,321
Travel + Leisure Co.	1,130		46,025
Vail Resorts, Inc.	466		109,738
Wingstop, Inc.	945		159,308
Wyndham Hotels & Resorts, Inc.	5,092		396,769
Wynn Resorts Ltd. (g)	6,388		696,164
			7,031,854
Household Durables - 0.20%
D.R. Horton, Inc.	758		96,281
Lennar Corp., Class A	845		107,171
NVR, Inc. (a)	16		100,903
PulteGroup, Inc.	1,286		108,526
TopBuild Corp. (a)	307		84,097
			496,978
Household Products - 1.08%
Colgate-Palmolive Co.	26,248		2,001,672
Spectrum Brands Holdings, Inc.	8,050		631,201
			2,632,873
Industrial Conglomerates - 0.25%
General Electric Co.	5,030		574,627
Siemens AG (b)	193		32,896
			607,523
Independent Power and Renewables - 0.08%
RWE AG (b)	4,581		197,161

Insurance - 0.94%
Arthur J. Gallagher & Co.	288		61,863
Brown & Brown, Inc.	1,736		122,301
BRP Group, Inc. (a)	501		12,480
Chubb Ltd. (b)	1,456		297,621
Cincinnati Financial Corp.	601		64,656
Everest Re Group Ltd. (b)	808		291,292
Fidelis Insurance Holdings Ltd. (a)(b)	2,578		35,783
International General Insurance Holdings Ltd. (b)	14,342		139,117
MetLife, Inc.	6,060		381,598
Old Republic International Corp.	2,225		61,343
Reinsurance Group America, Inc.	924		129,684
RenaissanceRe Holdings Ltd. (b)	1,790		334,300
Skyward Specialty Insurance Group, Inc. (a)	5,684		134,654
The Hartford Financial Services Group, Inc.	401		28,824
Trupanion, Inc. (a)	481		14,839
Unum Group	3,440		167,218
			2,277,573
Interactive Media & Services - 0.87%
Alphabet, Inc., Class A (a)	841		111,617
Alphabet, Inc., Class C (a)	514		68,419
Meta Platforms, Inc., Class A (a)(g)	6,093		1,941,230
			2,121,266
IT Services - 0.03%
MongoDB, Inc. (a)	167		70,708

Leisure Products - 0.02%
Mattel, Inc. (a)	2,317		49,352
Old PSG Wind-Down Ltd. (a)(b)(f)	2,127		202
			49,554
Life Sciences Tools & Services - 0.55%
Agilent Technologies, Inc.	246		29,955
Akoya Biosciences, Inc. (a)	2,020		13,938
Bio-Rad Laboratories, Inc., Class A (a)	190		77,018
Bruker Corp.	1,585		108,921
Charles River Laboratories International, Inc. (a)	18		3,772
Danaher Corp.	504		128,550
Fortrea Holdings, Inc. (a)	671		21,445
ICON plc (a)(b)	1,000		251,410
Illumina, Inc. (a)	524		100,687
IQVIA Holdings, Inc. (a)	350		78,316
Pacific Biosciences of California, Inc. (a)	2,182		28,824
Qiagen N.V. (a)(b)	2,930		137,183
Qiagen N.V. (a)(b)	2,391		112,190
Repligen Corp. (a)	135		23,161
Thermo Fisher Scientific, Inc.	381		209,039
Standard BioTools, Inc. (a)	228		559
			1,324,968
Machinery - 0.58%
AGCO Corp.	457		60,827
Cummins, Inc.	415		108,232
Daimler Truck Holding AG (b)	1,322		49,615
IDEX Corp.	560		126,454
Ingersoll Rand, Inc.	3,528		230,273
Lincoln Electric Holdings, Inc.	343		68,843
Parker-Hannifin Corp.	1,001		410,420
Terex Corp.	2,348		137,663
The Timken Co.	417		38,723
Xylem, Inc.	1,628		183,557
			1,414,607
Marine Transportation - 0.14%
AP Moller - Maersk A/S, Class B (b)	3		6,163
Kirby Corp. (a)	3,988		324,942
			331,105
Media - 0.34%
comScore, Inc. (a)	265,549		205,588
Criteo S.A. - ADR (a)(b)	11,148		371,228
Liberty Media Corp-Liberty SiriusXM, Class C (a)	4,626		147,245
TEGNA, Inc.	6,673		112,774
			836,835
Metals & Mining - 2.56%
Algoma Steel Group, Inc. (b)	143,610		1,110,105
ArcelorMittal S.A. (b)	19,574		564,906
Atlas Lithium Corp. (a)	5,279		124,584
Azure Minerals Ltd. (a)(b)	16,972		21,065
BlueScope Steel Ltd. (b)	3,172		46,778
Capstone Copper Corp. (a)(b)	118,183		617,511
Carpenter Technology Corp.	9,457		566,096
Champion Iron Ltd. (b)	6,448		26,124
Commercial Metals Co.	1,522		87,089
Compass Minerals International, Inc.	1,085		41,089
Filo Corp. (a)(b)	31,104		588,279
Hudbay Minerals, Inc. (b)	21,052		125,259
Hudbay Minerals, Inc. (b)	21,052		125,483
Latin Resources Ltd. (a)(b)	159,556		39,209
Li-FT Power Ltd. (a)(b)	14,133		101,176
Lithium Ionic Corp. (a)(b)	21,239		41,716
Lundin Mining Corp. (b)	49,318		440,950
NGEx Minerals Ltd. (a)(b)	53,004		281,772
Norsk Hydro ASA (b)	4,297		28,143
Schnitzer Steel Industries, Inc., Class A	3,606		130,573
Sigma Lithium Corp. (a)(b)	25,781		1,006,232
Teck Resources Ltd., Class B (b)	1,534		68,156
WA1 Resources Ltd. (a)(b)	7,360		29,511
Zacapa Resources Ltd. (a)(b)	107		3
			6,211,809
Oil, Gas & Consumable Fuels - 2.16%
Alliance Resource Partners LP	27,464		547,083
Antero Resources Corp. (a)	5,650		151,138
Arch Resources, Inc.	1,293		166,073
Cameco Corp. (b)	12,990		456,728
Chesapeake Energy Corp.	1,185		99,943
Civitas Resources, Inc.	761		56,968
Devon Energy Corp.	4,343		234,522
Diamondback Energy, Inc.	2,164		318,800
Golar LNG Ltd. (b)	12,895		311,027
Hess Corp.	2,236		339,268
Marathon Oil Corp.	12,548		329,636
Matador Resources Co.	5,745		319,594
Murphy Oil Corp.	7,641		330,626
New Fortress Energy, Inc.	4,831		137,925
NextDecade Corp. (a)	1,651		9,196
Northern Oil and Gas, Inc.	5,523		217,441
Permian Resources Corp.	22,626		264,498
Phillips 66	934		104,188
Pioneer Natural Resources Co.	1,204		271,707
Range Resources Corp.	6,744		211,964
SM Energy Co.	5,785		209,938
Talos Energy, Inc. (a)	9,015		144,240
			5,232,503
Paper & Forest Products - 0.13%
Louisiana-Pacific Corp.	2,117		161,167
Sylvamo Corp.	1,052		51,622
West Fraser Timber Co Ltd. (b)	1,193		100,513
			313,302
Passenger Airlines - 0.13%
Copa Holdings S.A., Class A (b)	889		104,920
Spirit Airlines, Inc. (g)	12,041		220,350
			325,270
Personal Care Products - 0.36%
BellRing Brands, Inc. (a)	4,356		156,598
Coty, Inc., Class A (a)	5,178		62,343
Edgewell Personal Care Co.	1,129		44,494
e.l.f. Beauty, Inc. (a)	2,575		300,554
Kenvue, Inc. (a)	13,533		320,462
			884,451
Pharmaceuticals - 1.06%
Aclaris Therapeutics, Inc. (a)	3,180		31,387
Amylyx Pharmaceuticals, Inc. (a)	499		11,701
AstraZeneca plc - ADR (b)	2,741		196,530
Bayer AG - ADR (b)	1,111		16,221
Bayer AG (b)	2,155		126,032
Bristol Myers-Squibb Co.	145		9,018
Catalent, Inc. (a)	2,356		114,313
Eisai Co Ltd. (b)	495		31,231
Elanco Animal Health, Inc. (a)	5,434		65,588
Eli Lilly & Co.	942		428,186
GSK plc - ADR (b)	1,139		40,514
Intra-Cellular Therapies, Inc. (a)	594		36,733
Jazz Pharmaceuticals plc (a)(b)	794		103,553
Johnson & Johnson	2,622		439,264
Merck & Co., Inc.	2,273		242,415
Novartis AG (b)	1,296		135,688
Novo Nordisk A/S - ADR (b)	528		85,061
Novo Nordisk A/S, Class B (b)	396		63,856
Pfizer, Inc.	121		4,363
Royalty Pharma plc, Class A (b)	4,636		145,478
Sanofi - ADR (b)	903		48,193
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	10,037		84,311
Zoetis, Inc.	544		102,321
			2,561,957
Real Estate Investment Trusts (REITs) - 13.66%
Acadia Realty Trust	58,265		915,343
Agree Realty Corp.	13,976		905,365
American Homes 4 Rent, Class A	18,333		687,121
Americold Realty Trust	65,126		2,111,385
Boston Properties, Inc.	35,672		2,376,825
Brixmor Property Group, Inc.	53,737		1,221,979
Camden Property Trust	8,548		932,501
CareTrust REIT, Inc.	25,755		535,447
Cousins Properties, Inc.	51,748		1,264,204
CubeSmart	30,134		1,306,610
Douglas Emmett, Inc.	35,407		520,483
Equity Residential	24,640		1,624,762
Essential Properties Realty Trust, Inc.	32,670		802,049
Extra Space Storage, Inc.	0		60
Gaming and Leisure Properties, Inc.	1,203		57,094
Healthcare Realty Trust, Inc.	13,708		267,717
Healthpeak Properties, Inc.	23,634		515,930
Host Hotels & Resorts, Inc.	8,354		153,714
Independence Realty Trust, Inc.	43,014		732,959
NNN REIT, Inc.	26,029		1,110,918
Regency Centers Corp.	1,372		89,907
Retail Opportunity Investments Corp.	69,684		1,026,445
Rexford Industrial Realty, Inc.	43,381		2,389,859
Rithm Capital Corp.	16,184		163,135
Ryman Hospitality Properties, Inc.	1,302		124,068
Sabra Health Care REIT, Inc.	74,372		966,092
SBA Communications Corp.	16,196		3,546,114
Simon Property Group, Inc.	10,245		1,276,527
STAG Industrial, Inc.	43,487		1,578,578
Sun Communities, Inc.	6,836		890,731
Ventas, Inc.	38,045		1,845,943
VICI Properties, Inc.	38,481		1,211,382
			33,151,247
Semiconductors & Semiconductor Equipment - 1.35%
Advanced Micro Devices, Inc. (a)	4,886		558,958
First Solar, Inc. (a)	317		65,746
Intel Corp.	11,031		394,579
Marvell Technology, Inc.	6,408		417,353
Micron Technology, Inc.	3,140		224,165
NVIDIA Corp.	1,415		661,215
Qorvo, Inc. (a)	1,671		183,844
QUALCOMM, Inc.	3,231		427,041
Silicon Motion Technology Corp. - ADR (b)	1,671		105,941
Synaptics, Inc. (a)	1,536		138,716
Tower Semiconductor Ltd. (a)(b)	2,506		94,602
			3,272,160
Software - 1.82%
Alteryx, Inc., Class A (a)	9,319		386,366
Applied Digital Corp. (a)(g)	2,998		28,721
Braze, Inc., Class A (a)	2,249		102,240
Confluent, Inc., Class A (a)	778		26,872
Domo, Inc., Class B (a)	1,570		28,056
DoubleVerify Holdings, Inc. (a)	3,087		129,963
Fortinet, Inc. (a)	470		36,528
Gitlab, Inc., Class A (a)	3,962		196,634
LiveRamp Holdings, Inc. (a)	12,680		361,887
Microsoft Corp.	2,934		985,589
NCR Corp. (a)	3,744		100,639
Oracle Corp.	12,267		1,438,060
SentinelOne, Inc., Class A (a)	12,895		214,960
ServiceNow, Inc. (a)	196		114,268
The Descartes Systems Group, Inc. (a)(b)	599		46,644
Workday, Inc., Class A (a)	962		228,119
			4,425,546
Specialty Retail - 0.69%
Advance Auto Parts, Inc.	5,384		400,516
AutoZone, Inc. (a)	81		201,019
Burlington Stores, Inc. (a)	1,816		322,558
Dick's Sporting Goods, Inc.	57		8,037
Lowe's Cos., Inc.	660		154,618
Murphy USA, Inc.	1,228		377,033
O'Reilly Automotive, Inc. (a)	4		3,703
The TJX Cos., Inc.	448		38,765
Ulta Beauty, Inc. (a)	239		106,307
Williams-Sonoma, Inc.	490		67,934
			1,680,490
Technology Hardware, Storage & Peripherals - 0.11%
Pure Storage, Inc., Class A (a)	7,016		259,522

Textiles, Apparel & Luxury Goods - 0.20%
Columbia Sportswear Corp.	1,106		86,942
NIKE, Inc., Class B	2,256		249,040
PVH Corp.	1,159		103,893
Tapestry, Inc.	1,173		50,615
			490,490
Tobacco - 0.03%
Philip Morris International, Inc.	782		77,981

Trading Cos. & Distributors - 0.27%
FTAI Aviation Ltd. (b)	4,919		158,441
MRC Global, Inc. (a)	26,280		296,701
Russel Metals, Inc. (b)	325		9,565
United Rentals, Inc.	241		111,988
Watsco, Inc.	186		70,344
			647,039
Wireless Communication Services - 0.00%
NII Holdings, Inc. (a)(b)(f)	6,235		3,118

Wireless Telecommunication Services - 0.15%
T-Mobile U.S., Inc. (a)	2,588		356,549

Total Common Stocks
(Cost $122,679,247)			126,580,490

PREFERRED STOCKS - 0.21%
Entertainment - 0.01%
AMC Entertainment Holdings, Inc.(g)	6,782		12,547
Oil, Gas & Consumable Fuels - 0.20%
Petroleo Brasileiro S.A. - ADR (b)	37,084		489,509
Total Preferred Stocks			502,056
(Cost $431,307)

EXCHANGE TRADED FUNDS - 17.39%
ARK Innovation ETF (a)	2,030		102,413
Consumer Discretionary Select Sector SPDR Fund	7		1,216
Consumer Staples Select Sector SPDR Fund	495		37,496
Energy Select Sector SPDR Fund	4,079		356,831
Health Care Select Sector SPDR Fund	2		268
Industrial Select Sector SPDR Fund	1,114		123,008
Invesco QQQ Trust Series 1	62,232		23,877,174
Invesco S&P 500 Equal Weight ETF	5,951		921,691
iShares 7-10 Year Treasury Bond ETF	958		91,719
iShares iBoxx $ Investment Grade Corporate Bond ETF	245		26,423
iShares MSCI Brazil ETF	5,699		193,025
iShares MSCI EAFE ETF	462		34,401
iShares MSCI Emerging Markets ETF	1,392		58,394
iShares Russell 1000 Growth ETF	4		1,139
iShares Russell 2000 ETF	67,086		13,330,659
KraneShares CSI China Internet ETF (a)	506		16,172
ProShares UltraShort 20+ Year Treasury	339		10,560
ProShares VIX Short-Term Futures ETF (a)	26,163		593,115
SPDR Dow Jones Industrial Average ETF Trust	343		121,961
SPDR Gold Shares (a)	3,233		589,538
SPDR S&P 500 ETF Trust	828		379,050
SPDR S&P Metals & Mining ETF	759		40,903
SPDR S&P Retail ETF	823		55,783
Sprott Physical Gold Trust (a)(b)	11,465		175,414
Sprott Physical Uranium Trust (a)(b)	20,495		266,397
Technology Select Sector SPDR Fund	9		1,605
United States Brent Oil Fund LP ETF (a)	18,445		535,643
United States Oil Fund LP (a)	1,990		145,608
Utilities Select Sector SPDR Fund	314		21,060
VanEck Semiconductor ETF	476		76,455
Vanguard FTSE Europe ETF	151		9,587
Total Exchange Traded Funds			42,194,708
(Cost $40,496,647)

CONTINGENT VALUE RIGHTS - 0.00%
Resolute Forest Products (a)(b)(f)	873		–
Kinross Gold Corp. (a)(b)(f)	835		–
Total Contingent Value Right
(Cost $–)			–

WARRANTS - 0.01%
Biotechnology - 0.00%
Zealand Pharma A/S (a)(b)(f)
Exercise Price: $12.00, 11/20/2023	1,688		-

Insurance - 0.01%
International General Insurance Holdings Ltd. (a)	29,450		27,565
Exercise Price: $25.00, 03/17/2025

Total Warrants			27,565
(Cost $28,768)

PURCHASED OPTIONS - 0.12%	Contracts (c)	Notional Amount	Value
Purchased Call Options (b) - 0.05%
Algoma Steel Group, Inc. (b)
Expiration: August 2023, Exercise Price: $7.50	81	$62,613	$4,455
Amgen, Inc.
Expiration: August 2023, Exercise Price: $240.00	8	187,320	1,140
Cameco Corp. (b)
Expiration: September 2023, Exercise Price: $37.00	25	87,900	3,075
Cboe Votality Index
Expiration: August 2023, Exercise Price: $29.00	52	70,876	598
Colgate-Palmolive Co.
Expiration: August 2023, Exercise Price: $75.00	27	205,902	5,197
Expiration: August 2023, Exercise Price: $77.50	74	564,324	4,070
Expiration: August 2023, Exercise Price: $80.00	149	1,136,274	1,117
CommScope Holding Co, Inc.
Expiration: November 2023, Exercise Price: $5.00	350	157,500	24,500
Elanco Animal Health, Inc.
Expiration: August 2023, Exercise Price: $11.00	21	25,347	2,835
Enovix Corp.
Expiration: January 2024, Exercise Price: $15.00	6	12,912	4,920
Eos Energy Enterprises, Inc.(g)
Expiration: August 2023, Exercise Price: $3.00	84	20,664	3,150
Expiration: August 2023, Exercise Price: $3.50	33	8,118	990
FREYR Battery SA (b)
Expiration: January 2024, Exercise Price: $10.00	34	28,628	2,805
KraneShares CSI China Internet ETF
Expiration: August 2023, Exercise Price: $32.00	51	162,996	7,089
Live Nation Entertainment, Inc. (g)
Expiration: August 2023, Exercise Price: $100.00	14	122,850	280
Matador Resources Co.
Expiration: September 2023, Exercise Price: $57.50	29	161,327	6,308
Merck & Co, Inc.
Expiration: August 2023, Exercise Price: $111.00	8	85,320	724
Meta Platforms, Inc.(g)
Expiration: September 2023, Exercise Price: $300.00	2	63,720	5,490
Microsoft Corp.
Expiration: September 2023, Exercise Price: $370.00	16	537,472	4,128
Expiration: September 2023, Exercise Price: $400.00	7	235,144	441
Mister Car Wash, Inc.
Expiration: August 2023, Exercise Price: $10.00	19	18,867	760
Seagen, Inc.
Expiration: June 2024, Exercise Price: $230.00	18	345,204	1,125
SentinelOne, Inc.
Expiration: September 2023, Exercise Price: $15.00	44	73,348	11,550
Spirit Airlines, Inc. (g)
Expiration: December 2023, Exercise Price: $20.00	20	36,600	3,780
Uber Technologies, Inc.(g)
Expiration: August 2023, Exercise Price: $48.00	17	84,082	4,871
Expiration: August 2023, Exercise Price: $50.00	7	34,622	1,323
Viking Therapeutics, Inc.
Expiration: August 2023, Exercise Price: $19.00	1	1,450	10
Wingstop, Inc.
Expiration: August 2023, Exercise Price: $170.00	5	84,290	4,625
Expiration: August 2023, Exercise Price: $185.00	8	134,864	3,360
Wynn Resorts Ltd. (g)
Expiration: August 2023, Exercise Price: $117.00	16	174,368	208
Total Purchased Call Options			114,924
(Cost $126,200)

Purchased Put Options (b) - 0.07%
3M Co.
Expiration: September 2023, Exercise Price: $85.00	9	100,350	59
Advance Auto Parts, Inc.
Expiration: August 2023, Exercise Price: $65.00	17	126,463	425
AMC Entertainment Holdings, Inc.
Expiration: August 2023, Exercise Price: $10.00	63	313,110	35,752
Devon Energy Corp.
Expiration: August 2023, Exercise Price: $54.00	17	91,800	2,091
Diamondback Energy, Inc.
Expiration: August 2023, Exercise Price: $145.00	12	176,784	3,588
FREYR Battery SA
Expiration: August 2023, Exercise Price: $8.00	1	842	35
iShares iBoxx High Yield Corporate Bond ETF
Expiration: December 2023, Exercise Price: $67.00	87	656,850	2,001
iShares Russell 2000 ETF
Expiration: August 2023, Exercise Price: $189.00	35	695,485	1,785
Johnson Controls International plc (b)
Expiration: August 2023, Exercise Price: $65.00	33	229,515	1,237
Kenvue, Inc.
Expiration: September 2023, Exercise Price: $30.00	168	397,824	117,600
Knight-Swift Transportation Holdings, Inc.
Expiration: August 2023, Exercise Price: $55.00	17	103,275	255
Monolithic Power Systems, Inc.
Expiration: August 2023, Exercise Price: $510.00	6	335,694	6,090
SoFi Technologies, Inc.
Expiration: October 2023, Exercise Price: $7.00	45	51,525	473
Expiration: October 2023, Exercise Price: $10.00	70	80,150	4,690
SPDR S&P 500 ETF Trust
Expiration: August 2023, Exercise Price: $425.00	16	732,464	424
Tractor Supply Co.
Expiration: August 2023, Exercise Price: $200.00	8	179,192	380
Transocean Ltd. (b)
Expiration: August 2023, Exercise Price: $8.50	91	80,080	2,002
Union Pacific Corp.
Expiration: August 2023, Exercise Price: $207.50	17	394,434	85
Total Purchased Put Options			178,972
(Cost $218,437)
Total Purchased Options
(Cost $344,637)			293,896

	Shares
MONEY MARKET FUND - 10.58%
Fidelity Investments Money Market Funds Government Portfolio, Class I, 5.06% (d)(e)	25,673,433		25,673,433
Total Money Market Fund
(Cost $25,673,433)			25,673,433
Total Investments
(Cost $189,654,039) - 80.46%			195,272,148
Other Assets In Excess Of Liabilities - 19.54% (d)			47,434,529
Net Assets - 100.00%			$242,706,677

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committee as collateral as of July 31, 2023, is $107,686,433.

(e)	The rate quoted is the annualized seven-day effective yield as of July 31, 2023.
(f)	Level 3 security.
(g)	Held in connection with a written call option contract. See Schedule of Written Options for more details.

ADR	American Depository Receipt
ETF	Exchange Traded Fund
plc	Public Limited Co.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Weiss Multi-Strategy Advisers LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2023:

	Level 1	Level 2	Level 3		Total
Assets
Investments at Fair Value
Common Stocks
Aerospace & Defense	$486,728	$-	$-		$486,728
Air Freight & Logistics	1,208,161	–	–		1,208,161
Automobile Components	311,351	–	–		311,351
Banks	6,298,018	480,928	–		6,778,946
Beverages	3,321,788	62,584	–		3,384,372
Biotechnology	2,470,535	78,219	–		2,548,754
Broadline Retail	1,256,241	–	–		1,256,241
Building Products	665,225	–	–		665,225
Capital Markets	5,657,768	–	–		5,657,768
Chemicals	1,447,182	–	–		1,447,182
Commercial Services & Supplies	282,622	–	–		282,622
Communications Equipment	2,698,767	–	–		2,698,767
Construction & Engineering	416,377	–	–		416,377
Construction Materials	141,830	–	–		141,830
Consumer Finance	703,472	–	–		703,472
Consumer Staples Distribution	839,284	–	–		839,284
Distributors	70,792	–	–		70,792
Diversified Consumer Services	217,903	–	–		217,903
Electrical Equipment	753,296	67,053	–		820,349
Electronic Equipment, Instruments & Components	339,769	–	–		339,769
Energy Equipment & Services	2,561,843	–	–		2,561,843
Entertainment	2,819,837	–	–		2,819,837
Financial Services	1,880,386	–	–		1,880,386
Food Products	2,766,919	–	–		2,766,919
Ground Transportation	2,823,992	–	–		2,823,992
Health Care Equipment & Supplies	2,066,717	–	–		2,066,717
Health Care Providers & Services	1,897,557	–	–		1,897,557
Health Care Technology	200,907	–	–		200,907
Hotels, Restaurants & Leisure	7,031,854	–	–		7,031,854
Household Durables	496,978	–	–		496,978
Household Products	2,632,873	–	–		2,632,873
Independent Power and Renewables	–	197,161	–		197,161
Industrial Conglomerates	574,627	32,896	–		607,523
Insurance	2,277,573	–	–		2,277,573
Interactive Media & Services	2,121,266	–	–		2,121,266
IT Services	70,708	–	–		70,708
Leisure Products	49,352	–	202		49,554
Life Sciences Tools & Services	1,212,778	112,190	–		1,324,968
Machinery	1,364,992	49,615	–		1,414,607
Marine Transportation	324,942	6,163	–		331,105
Media	836,835	–	–		836,835
Metals & Mining	5,919,803	190,830	101,176		6,211,809
Oil, Gas & Consumable Fuels	5,232,503	–	–		5,232,503
Paper & Forest Products	313,302	–	–		313,302
Passenger Airlines	325,270	–	–		325,270
Personal Care Products	884,451	–	–		884,451
Pharmaceuticals	2,205,150	356,807	–		2,561,957
Real Estate Investment Trusts (REITs)	33,151,247	–	–		33,151,247
Semiconductors & Semiconductor Equipment	3,272,160	–	–		3,272,160
Software	4,425,546	–	–		4,425,546
Specialty Retail	1,680,490	–	–		1,680,490
Technology Hardware, Storage & Peripherals	259,522	–	–		259,522
Textiles, Apparel & Luxury Goods	490,490	–	–		490,490
Tobacco	77,981	–	–		77,981
Trading Companies & Distributors	647,039	–	–		647,039
Wireless Communication Services	–	–	3,118		3,118
Wireless Telecommunication Services	356,549	–	–		356,549
Total Common Stocks	124,841,548	1,634,446	104,496		126,580,490
Preferred Stocks	502,056	–	–		502,056
Exchange Traded Funds	42,194,708	–	–		42,194,708
Contingent Value Rights	–	–	–	(2)	-
Warrants	27,565	–	–	(2)	27,565
Purchased Options	131,294	162,602	–		293,896
Money Market Fund	25,673,433	–	–		25,673,433
Other Instruments
Futures Contracts(1)	-	4,630,155	-		4,630,155
	$193,370,604	$6,427,203	$104,496		$199,902,303

Liabilities
Investments at Fair Value
Common Stocks
Aerospace & Defense	$(358,054)	$-	$-		$(358,054)
Air Freight & Logistics	(552,018)	–	–		(552,018)
Automobiles	(697,681)	–	–		(697,681)
Banks	(4,879,431)	–	–		(4,879,431)
Beverages	(1,774,420)	–	–		(1,774,420)
Biotechnology	(1,588,663)	(10,168)	–		(1,598,831)
Broadline Retail	(230,100)				(230,100)
Building Products	(223,999)	(74,317)	–		(298,316)
Capital Markets	(4,672,678)	–	–		(4,672,678)
Chemicals	(1,638,149)	(87,432)	–		(1,725,581)
Commercial Services & Supplies	(220,195)	–	–		(220,195)
Communications Equipment	(756,526)	–	–		(756,526)
Construction & Engineering	(812,320)	–	–		(885,236)
Construction Materials	(92,831)	(72,916)	–		(165,747)
Consumer Finance	(1,260,824)	–	–		(1,260,824)
Consumer Staples Distribution	(1,732,044)	–	–		(1,732,044)
Distributors	(168,333)	–	–		(168,333)
Diversified Consumer Services	(81,356)	–	–		(81,356)
Diversified Telecommunication Services	(225,453)	–	–		(225,453)
Electric Utilities	–	(224,533)	–		(224,533)
Electrical Equipment	(286,925)	–	–		(286,925)
Electronic Equipment, Instruments & Components	(272,003)	–	–		(272,003)
Energy Equipment & Services	(1,821,290)	–	–		(1,821,290)
Entertainment	(364,010)	–	–		(364,010)
Financial Services	(606,790)	–	–		(606,790)
Food Products	(3,122,281)	–	–		(3,122,281)
Ground Transportation	(1,200,497)	–	–		(1,200,497)
Health Care Equipment & Supplies	(726,819)	–	–		(726,819)
Health Care Providers & Services	(1,929,470)	(55,518)	–		(1,984,988)
Health Care Technology	(88,539)	–	–		(88,539)
Hotels, Restaurants & Leisure	(5,678,555)	(197,950)	–		(5,876,505)
Household Durables	(186,927)	–	–		(186,927)
Household Products	(792,905)	–	–		(792,905)
Industrial Conglomerates	(871,033)	–	–		(871,033)
Insurance	(1,364,115)	(297,770)	–		(1,661,885)
Interactive Media & Services	(94,032)	–	–		(94,032)
IT Services	(648,305)	–	–		(648,305)
Life Sciences Tools & Services	(732,279)	(192,990)	–		(925,269)
Machinery	(2,197,978)	–	–		(2,197,978)
Marine Transportation	–	(255,323)	–		(255,323)
Media	(1,018,570)	–	–		(1,018,570)
Metals & Mining	(3,651,922)	(711,932)	–		(4,363,854)
Oil, Gas & Consumable Fuels	(2,990,774)	–	–		(2,990,774)
Paper & Forest Products	(73,669)				(73,669)
Passenger Airlines	(557,222)				(557,222)
Personal Care Products	(107,647)	–	–		(107,647)
Pharmaceuticals	(794,154)	(408,001)	–		(1,202,155)
Professional Services	(298,925)	–	–		(298,925)
Real Estate Investment Trusts (REITs)	(29,648,770)	–	–		(29,648,770)
Real Estate Management & Development	(67,619)	–	–		(67,619)
Semiconductors & Semiconductor Equipment	(2,569,854)	–	–		(2,569,854)
Software	(1,033,390)	–	–		(1,033,390)
Specialty Retail	(1,001,279)	–	–		(1,001,279)
Technology Hardware, Storage & Peripherals	(238,883)	–	–		(238,883)
Textiles, Apparel & Luxury Goods	(278,892)	(15,544)	–		(294,436)
Trading Companies & Distributors	(711,375)		–		(711,375)
Water Utilities	–	(96,672)	–		(96,672)
Total Common Stocks	(89,992,773)	(2,701,066)	-		(92,693,839)
Preferred Stock	-	(110,159)	–		(110,159)
Exchange Traded Funds	(61,354,417)	–	–		(61,354,417)
Other Insturments
Written Options	(7,531)	(41,256)	–		(48,787)
Swap Contracts(1)	–	(935,890)	–		(935,890)
	$(151,354,721)	$(3,788,371)	$-		$(155,143,092)

(1)	Swap contracts and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.
(2)	Amount less than $0.50.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2023

	Shares	Value
SHORT COMMON STOCKS (a) - (38.19)%
Aerospace & Defense - (0.15)%
Embraer SA - ADR (b)	(4,318)	$(67,534)
Textron, Inc.	(1,615)	(125,599)
The Boeing Co.	(673)	(160,746)
Triumph Group, Inc.	(330)	(4,175)
		(358,054)
Air Freight & Logistics - (0.23)%
C.H. Robinson Worldwide, Inc.	(641)	(64,215)
Expeditors International of Washington, Inc.	(864)	(109,987)
United Parcel Service, Inc., Class B	(2,019)	(377,816)
		(552,018)
Automobiles - (0.29)%
Ford Motor Co.	(23,238)	(306,974)
General Motors Co.	(4,505)	(172,857)
Rivian Automotive, Inc., Class A	(1,208)	(33,389)
Stellantis N.V. (b)	(3,055)	(62,780)
Tesla Motors, Inc.	(455)	(121,681)
		(697,681)
Banks - (2.01)%
Ameris Bancorp	(1,293)	(56,439)
Associated Banc-Corp.	(6,053)	(114,704)
Bank of America Corp.	(3,688)	(118,016)
Bank of Hawaii Corp.	(1,003)	(57,301)
Cadence Bank	(11,464)	(287,173)
Citigroup, Inc.	(11,859)	(565,200)
Cullen/Frost Bankers, Inc.	(1,017)	(110,426)
First Hawaiian, Inc.	(4,231)	(87,539)
First Republic Bank	(14,384)	(4,603)
Glacier Bancorp, Inc.	(1,838)	(60,103)
Hancock Whitney Corp.	(4,117)	(181,189)
Independent Bank Group, Inc.	(2,457)	(110,246)
JPMorgan Chase & Co.	(1,810)	(285,908)
KeyCorp.	(39,118)	(481,543)
Prosperity Bancshares, Inc.	(5,354)	(339,015)
Regions Financial Corp.	(13,800)	(281,106)
Simmons First National Corp., Class A	(5,341)	(107,835)
Synovus Financial Corp.	(5,045)	(171,026)
The PNC Financial Services Group, Inc.	(3,964)	(542,632)
U.S. Bancorp	(13,503)	(535,799)
United Bankshares, Inc.	(4,773)	(159,609)
United Community Banks, Inc.	(1,765)	(51,309)
Zions BanCorp. NA	(4,463)	(170,710)
		(4,879,431)
Beverages - (0.73)%
Anheuser-Busch InBev S.A. - ADR (b)	(414)	(23,722)
Monster Beverage Corp.	(711)	(40,875)
PepsiCo, Inc.	(9,121)	(1,709,823)
		(1,774,420)
Biotechnology - (0.66)%
ACELYRIN, Inc.	(774)	(19,226)
Alnylam Pharmaceuticals, Inc.	(306)	(59,792)
Amgen, Inc.	(1,183)	(276,999)
Amicus Therapeutics, Inc.	(770)	(10,487)
Arcellx, Inc.	(571)	(19,557)
Beam Therapeutics, Inc.	(871)	(26,888)
BeiGene Ltd. - ADR (b)	(342)	(73,263)
Bicycle Therapeutics plc - ADR (b)	(267)	(6,568)
BioNTech SE - ADR (b)	(489)	(53,237)
Blueprint Medicines Corp.	(286)	(18,876)
Cabaletta Bio, Inc.	(2,461)	(33,519)
CureVac N.V. (b)	(651)	(6,041)
Editas Medicine, Inc.	(2,179)	(19,132)
Gilead Sciences, Inc.	(3,241)	(246,770)
Halozyme Therapeutics, Inc.	(14)	(601)
Horizon Therapeutics plc (b)	(626)	(62,769)
IGM Biosciences, Inc.	(156)	(1,660)
Immunocore Holdings plc - ADR (b)	(299)	(19,728)
Intellia Therapeutics, Inc.	(329)	(13,927)
Ionis Pharmaceuticals, Inc.	(721)	(29,871)
iTeos Therapeutics, Inc.	(1,119)	(15,733)
Krystal Biotech, Inc.	(317)	(40,925)
Moderna, Inc.	(420)	(49,417)
Neurocrine Biosciences, Inc.	(302)	(30,771)
Nkarta, Inc.	(849)	(1,944)
Nurix Therapeutics, Inc.	(2,880)	(27,965)
Prothena Corp. plc (b)	(496)	(34,160)
PTC Therapeutics, Inc.	(71)	(2,864)
RAPT Therapeutics, Inc.	(738)	(17,638)
Regeneron Pharmaceuticals, Inc.	(337)	(250,024)
Revolution Medicines, Inc.	(476)	(12,495)
Rhythm Pharmaceuticals, Inc.	(939)	(16,752)
Rocket Pharmaceuticals, Inc.	(1,669)	(30,125)
Scholar Rock Holding Corp.	(1,089)	(7,732)
Seagen, Inc.	(152)	(29,151)
SQZ Biotechnologies Co.	(216)	(17)
Syndax Pharmaceuticals, Inc.	(385)	(8,208)
Verve Therapeutics, Inc.	(675)	(13,831)
Zealand Pharma A/S (b)	(293)	(10,168)
		(1,598,831)
Broadline Retail - (0.09)%
Alibaba Group Holding Ltd. - ADR (b)	(1,000)	(102,160)
Etsy, Inc.	(583)	(59,262)
Kohl's Corp.	(2,414)	(68,678)
		(230,100)
Building Products - (0.12)%
Allegion plc (b)	(504)	(58,897)
Armstrong World Industries, Inc.	(611)	(47,267)
Assa Abloy AB (b)	(3,091)	(74,317)
Carrier Global Corp.	(832)	(49,546)
Fortune Brands Innovations, Inc.	(471)	(33,474)
Masonite International Corp. (b)	(333)	(34,815)
		(298,316)
Capital Markets - (1.92)%
Artisan Partners Asset Management, Inc., Class A	(4,483)	(186,000)
BlackRock, Inc.	(687)	(507,590)
Blackstone, Inc.	(1,639)	(171,751)
Brookfield Asset Management Ltd., Class A (b)	(14,074)	(474,575)
CME Group, Inc.	(279)	(55,510)
Coinbase Global, Inc., Class A	(323)	(31,851)
Evercore, Inc., Class A	(2,449)	(330,762)
Interactive Brokers Group, Inc., Class A	(662)	(57,812)
Intercontinental Exchange, Inc.	(741)	(85,067)
Invesco Ltd. (b)	(13,459)	(226,111)
MarketAxess Holdings, Inc.	(409)	(110,111)
Moelis & Co., Class A	(2,698)	(131,743)
Moody's Corp.	(500)	(176,375)
Morgan Stanley	(4,471)	(409,365)
Nasdaq, Inc.	(1,737)	(87,701)
Northern Trust Corp.	(4,017)	(321,842)
Raymond James Financial, Inc.	(2,692)	(296,308)
State Street Corp.	(815)	(59,039)
The Carlyle Group, Inc.	(2,428)	(86,558)
The Charles Schwab Corp.	(1,559)	(103,050)
The Goldman Sachs Group, Inc.	(852)	(303,201)
T. Rowe Price Group, Inc.	(2,892)	(356,468)
TPG, Inc.	(3,530)	(103,888)
		(4,672,678)
Chemicals - (0.71)%
Albemarle Corp.	(2,684)	(569,760)
Celanese Corp.	(609)	(76,363)
Corteva, Inc.	(1,153)	(65,064)
Dow, Inc.	(1,306)	(73,750)
Ecolab, Inc.	(191)	(34,980)
HB Fuller Co.	(1,039)	(76,917)
Livent Corp.	(9,561)	(235,392)
LyondellBasell Industries N.V., Class A (b)	(1,036)	(102,419)
PPG Industries, Inc.	(646)	(92,959)
The Scotts Miracle-Gro Co.	(747)	(52,320)
Solvay SA, Class A (b)	(728)	(87,432)
Westlake Corp.	(1,878)	(258,225)
		(1,725,581)
Commercial Services & Supplies - (0.09)%
Cintas Corp.	(73)	(36,649)
GFL Environmental, Inc. (b)	(394)	(13,451)
Rollins, Inc.	(845)	(34,501)
The Brink's Co	(956)	(69,750)
Waste Management, Inc.	(402)	(65,844)
		(220,195)
Communications Equipment - (0.31)%
Arista Networks, Inc.	(1,173)	(181,921)
Cisco Systems, Inc.	(4,037)	(210,086)
Juniper Networks, Inc.	(4,728)	(131,438)
Lumentum Holdings, Inc.	(1,442)	(75,503)
Telefonaktiebolaget LM Ericsson - ADR (b)	(15,850)	(80,042)
ViaSat, Inc.	(2,506)	(77,536)
		(756,526)
Construction & Engineering - (0.33)%
MasTec, Inc.	(3,009)	(354,310)
Quanta Services, Inc.	(1,591)	(320,777)
WillScot Mobile Mini Holdings Corp.	(2,862)	(137,233)
		(812,320)
Construction Materials - (0.07)%
James Hardie Industries plc (b)	(2,488)	(72,916)
Vulcan Materials Co.	(421)	(92,831)
		(165,747)
Consumer Finance - (0.52)%
American Express Co.	(2,288)	(386,398)
Capital One Financial Corp.	(1,458)	(170,615)
Credit Acceptance Corp.	(34)	(18,924)
Discover Financial Services	(3,805)	(401,618)
SoFi Technologies, Inc.	(2,254)	(25,808)
Synchrony Financial	(7,454)	(257,461)
		(1,260,824)
Consumer Staples Distribution - (0.71)%
BJ's Wholesale Club Holdings, Inc.	(2,846)	(188,718)
Costco Wholesale Corp.	(417)	(233,799)
Dollar General Corp.	(497)	(83,924)
Sysco Corp.	(1,510)	(115,228)
Target Corp.	(1,234)	(168,404)
The Kroger Co.	(5,665)	(275,546)
US Foods Holding Corp.	(7,708)	(329,363)
Walgreens Boots Alliance, Inc.	(3,331)	(99,830)
Walmart, Inc.	(1,484)	(237,232)
		(1,732,044)
Distributors - (0.07)%
Genuine Parts Co.	(1,081)	(168,333)

Diversified Consumer Services - (0.03)%
Bright Horizons Family Solutions, Inc.	(370)	(35,901)
Service Corp. International	(682)	(45,455)
		(81,356)
Diversified Telecommunication Services - (0.09)%
AT&T, Inc.	(11,828)	(171,743)
Verizon Communications, Inc.	(1,576)	(53,710)
		(225,453)
Electric Utilities - (0.09)%
Iberdrola SA (b)	(9,365)	(116,890)
Oersted A/S (b)	(1,237)	(107,643)
		(224,533)
Electrical Equipment - (0.12)%
Acuity Brands, Inc.	(130)	(21,481)
Atkore, Inc.	(244)	(38,716)
Bloom Energy Corp., Class A	(2,136)	(38,149)
Eaton Corp. plc (b)	(167)	(34,289)
Emerson Electric Co.	(464)	(42,386)
Hubbell, Inc.	(111)	(34,632)
Regal Rexnord Corp.	(217)	(33,891)
Rockwell Automation, Inc.	(129)	(43,381)
		(286,925)
Electronic Equipment, Instruments & Components - (0.11)%
Cognex Corp.	(599)	(32,718)
IPG Photonics Corp.	(625)	(82,156)
National Instruments Corp.	(541)	(31,919)
Vishay Intertechnology, Inc.	(3,168)	(89,179)
Zebra Technologies Corp., Class A	(117)	(36,031)
		(272,003)
Energy Equipment & Services - (0.75)%
Baker Hughes Co.	(17,703)	(633,590)
Diamond Offshore Drilling, Inc.	(5,028)	(79,593)
Halliburton Co.	(1,926)	(75,268)
Helmerich & Payne, Inc.	(3,488)	(156,158)
Liberty Energy, Inc.	(6,606)	(108,801)
NOV, Inc.	(6,582)	(132,167)
ProPetro Holding Corp.	(3,723)	(38,868)
TechnipFMC plc (b)	(26,253)	(481,480)
Tidewater, Inc.	(1,828)	(115,365)
		(1,821,290)
Entertainment - (0.15)%
Atlanta Braves Holdings, Inc.	(11)	(448)
Electronic Arts, Inc.	(813)	(110,853)
Liberty Media Corp-Liberty Formula One, Class A	(211)	(13,563)
Liberty Media Corp-Liberty Formula One, Class C	(173)	(12,560)
Netflix, Inc.	(417)	(183,050)
Warner Brothers Discovery, Inc.	(3,331)	(43,536)
		(364,010)
Financial Services - (0.25)%
Fidelity National Information Services, Inc.	(1,650)	(99,627)
Fiserv, Inc.	(605)	(76,357)
Jack Henry & Associates, Inc.	(1,206)	(202,089)
PayPal Holdings, Inc.	(1,082)	(82,037)
Visa, Inc., Class A	(617)	(146,680)
		(606,790)
Food Products - (1.29)%
Archer-Daniels-Midland Co.	(3,287)	(279,264)
Cal-Maine Foods, Inc.	(3,428)	(158,339)
Campbell Soup Co.	(4,892)	(224,151)
Conagra Brands, Inc.	(2,579)	(84,617)
Flowers Foods, Inc.	(8,382)	(207,119)
General Mills, Inc.	(13,018)	(972,965)
Hormel Foods Corp.	(3,469)	(141,813)
Hostess Brands, Inc.	(5,928)	(142,509)
Kellogg Co.	(2,993)	(200,202)
Post Holdings, Inc.	(267)	(22,775)
The Hain Celestial Group, Inc.	(4,064)	(51,491)
The J.M. Smucker Co.	(1,095)	(164,962)
The Kraft Heinz Co.	(6,441)	(233,035)
Tyson Foods, Inc., Class A	(4,290)	(239,039)
		(3,122,281)
Ground Transportation - (0.49)%
ArcBest Corp.	(44)	(5,118)
J.B. Hunt Transport Services, Inc.	(466)	(95,036)
Knight-Swift Transportation Holdings, Inc.	(790)	(47,993)
Landstar System, Inc.	(1,242)	(252,859)
Norfolk Southern Corp.	(63)	(14,716)
Old Dominion Freight Line, Inc.	(1,448)	(607,422)
Schneider National, Inc., Class B	(2,817)	(86,792)
Werner Enterprises, Inc.	(1,926)	(90,561)
		(1,200,497)
Health Care Equipment & Supplies - (0.30)%
Align Technology, Inc.	(141)	(53,283)
Becton Dickinson and Co.	(564)	(157,142)
GE HealthCare Technologies, Inc.	(1,062)	(82,836)
Insulet Corp.	(387)	(107,102)
Intuitive Surgical, Inc.	(52)	(16,869)
Stryker Corp.	(718)	(203,488)
Zimmer Biomet Holdings, Inc.	(768)	(106,099)
		(726,819)
Health Care Providers & Services - (0.82)%
Acadia Healthcare Co., Inc.	(2,244)	(177,343)
Amedisys, Inc.	(871)	(79,122)
Cardinal Health, Inc.	(2,239)	(204,801)
Centene Corp.	(956)	(65,094)
CVS Health Corp.	(2,220)	(165,812)
Encompass Health Corp.	(2,380)	(157,151)
Fresenius Medical Care AG & Co KGaA (b)	(1,069)	(55,518)
HCA Holdings, Inc.	(913)	(249,076)
HealthEquity, Inc.	(1,252)	(85,061)
Laboratory Corp. of America Holdings	(336)	(71,881)
Molina Healthcare, Inc.	(466)	(141,892)
Quest Diagnostics, Inc.	(215)	(29,070)
R1 RCM, Inc.	(4,093)	(70,727)
UnitedHealth Group, Inc.	(854)	(432,440)
		(1,984,988)
Health Care Technology - (0.04)%
Doximity, Inc., Class A	(1,312)	(46,878)
Veeva Systems, Inc., Class A	(204)	(41,661)
		(88,539)
Hotels, Restaurants & Leisure - (2.42)%
Accor SA (b)	(746)	(28,148)
Airbnb, Inc., Class A	(2,096)	(318,990)
Bally's Corp.	(2,172)	(35,360)
Booking Holdings, Inc.	(46)	(136,657)
Caesars Entertainment, Inc.	(802)	(47,334)
Carnival Corp. (b)	(16,218)	(305,547)
Choice Hotels International, Inc.	(4,283)	(560,002)
Churchill Downs, Inc.	(372)	(43,096)
Darden Restaurants, Inc.	(3,547)	(599,159)
Dine Brands Global, Inc.	(2,589)	(156,168)
Domino's Pizza, Inc.	(165)	(65,462)
DoorDash, Inc., Class A	(271)	(24,604)
Evolution AB (b)	(1,377)	(169,802)
Expedia Group, Inc.	(2,177)	(266,748)
H World Group Ltd. - ADR (b)	(769)	(36,943)
Hilton Grand Vacations, Inc.	(7,421)	(345,077)
Hilton Worldwide Holdings, Inc.	(808)	(125,636)
Life Time Group Holdings, Inc.	(2,011)	(36,379)
Lottomatica Group Spa (b)	(4,558)	(47,359)
Marriott International, Inc., Class A	(1,245)	(251,253)
McDonald's Corp.	(474)	(138,977)
Melco Resorts & Entertainment Ltd. - ADR (b)	(1,676)	(22,827)
MGM Resorts International	(8,011)	(406,718)
Norwegian Cruise Line Holdings Ltd. (b)	(6,303)	(139,107)
Papa John's International, Inc.	(1,207)	(99,819)
Penn Entertainment, Inc.	(1,006)	(26,448)
Red Rock Resorts, Inc., Class A	(956)	(46,366)
Light & Wonder, Inc.	(1,397)	(98,209)
Shake Shack, Inc., Class A	(505)	(39,218)
Starbucks Corp.	(1,801)	(182,928)
The Cheesecake Factory, Inc.	(11,120)	(408,994)
Wynn Resorts Ltd.	(220)	(23,976)
Yum! Brands, Inc.	(4,672)	(643,194)
		(5,876,505)
Household Durables - (0.08)%
Leggett & Platt, Inc.	(442)	(12,933)
Meritage Homes Corp.	(264)	(39,323)
Mohawk Industries, Inc.	(789)	(83,902)
Toll Brothers, Inc.	(632)	(50,769)
		(186,927)
Household Products - (0.33)%
Central Garden & Pet Co.	(2,564)	(103,791)
Kimberly-Clark Corp.	(2,600)	(335,660)
The Clorox Co.	(85)	(12,876)
The Procter & Gamble Co.	(2,179)	(340,578)
		(792,905)
Industrial Conglomerates - (0.36)%
3M Co.	(3,686)	(410,989)
General Electric Co.	(4,027)	(460,044)
		(871,033)
Insurance - (0.69)%
American International Group, Inc.	(501)	(30,200)
Aon plc, Class A (b)	(799)	(254,482)
Arch Capital Group Ltd. (b)	(501)	(38,923)
Kemper Corp.	(657)	(33,487)
Lincoln National Corp.	(3,116)	(87,373)
Manulife Financial Corp. (b)	(8,071)	(161,340)
Palomar Holdings, Inc.	(724)	(43,845)
Principal Financial Group, Inc.	(1,460)	(116,610)
Prudential Financial, Inc.	(3,084)	(297,575)
Ryan Specialty Holdings, Inc.	(680)	(29,471)
Swiss Re AG (b)	(1,042)	(108,722)
The Hanover Insurance Group, Inc.	(1,828)	(207,441)
The Progressive Corp.	(503)	(63,368)
Zurich Insurance Group AG (b)	(391)	(189,048)
		(1,661,885)
Interactive Media & Services - (0.04)%
Alphabet, Inc., Class C	(312)	(41,530)
Cargurus, Inc.	(631)	(14,298)
Snap, Inc., Class A	(3,363)	(38,204)
		(94,032)
IT Services - (0.27)%
Accenture plc, Class A (b)	(409)	(129,387)
Cognizant Technology Solutions Corp., Class A	(319)	(21,064)
International Business Machines Corp.	(1,639)	(236,311)
Snowflake, Inc., Class A	(1,413)	(251,104)
Squarespace, Inc., Class A	(315)	(10,439)
		(648,305)
Life Sciences Tools & Services - (0.38)%
10X Genomics, Inc., Class A	(438)	(27,585)
Adaptive Biotechnologies Corp.	(862)	(7,275)
Agilent Technologies, Inc.	(950)	(115,681)
Avantor, Inc.	(2,490)	(51,219)
Charles River Laboratories International, Inc.	(667)	(139,763)
Evotec S.E. (b)	(290)	(7,639)
Fortrea Holdings, Inc.	(228)	(7,287)
Lonza Group AG (b)	(319)	(185,351)
Revvity, Inc.	(571)	(70,204)
Seer, Inc.	(1,134)	(5,738)
Syneos Health, Inc.	(5,076)	(215,273)
Waters Corp.	(334)	(92,254)
		(925,269)
Machinery - (0.91)%
Caterpillar, Inc.	(1,919)	(508,861)
Chart Industries, Inc.	(1,676)	(305,300)
CNH Industrial NV (b)	(2,180)	(31,305)
Deere & Co.	(46)	(19,762)
Donaldson Co., Inc.	(2,039)	(128,110)
Dover Corp.	(1,157)	(168,887)
Flowserve Corp.	(2,746)	(103,689)
Fortive Corp.	(994)	(77,880)
Illinois Tool Works, Inc.	(639)	(168,261)
Kennametal, Inc.	(1,449)	(44,166)
Lincoln Electric Holdings, Inc.	(268)	(53,790)
Oshkosh Corp.	(779)	(71,723)
Otis Worldwide Corp.	(1,046)	(95,144)
PACCAR, Inc.	(3,263)	(281,042)
Snap-on, Inc.	(146)	(39,776)
Stanley Black & Decker, Inc.	(490)	(48,642)
Westinghouse Air Brake Technologies Corp.	(436)	(51,640)
		(2,197,978)
Marine Transportation - (0.11)%
Kuehne + Nagel International AG (b)	(816)	(255,323)

Media - (0.42)%
Charter Communications, Inc., Class A	(530)	(214,751)
Comcast Corp., Class A	(2,164)	(97,943)
Fox Corp., Class A	(6,457)	(215,987)
Integral Ad Science Holding Corp.	(3,032)	(63,217)
Nexstar Media Group, Inc.	(636)	(118,754)
Paramount Global, Class B	(13,675)	(219,210)
Sirius XM Holdings, Inc.	(10,057)	(51,291)
The Trade Desk, Inc., Class A	(410)	(37,417)
		(1,018,570)
Metals & Mining - (1.80)%
Alcoa Corp.	(1,229)	(44,478)
Alumina Ltd. (b)	(149,131)	(143,957)
BHP Group Ltd. - ADR (b)	(10,071)	(630,948)
Cleveland-Cliffs, Inc.	(7,778)	(137,282)
Constellium SE (b)	(12,792)	(244,199)
First Quantum Minerals Ltd. (b)	(3,369)	(99,922)
Fortescue Metals Group Ltd. (b)	(20,582)	(302,570)
Freeport-McMoRan, Inc.	(19,590)	(874,693)
IGO Ltd. (b)	(28,403)	(265,405)
Ivanhoe Mines Ltd., Class A (b)	(34,171)	(362,272)
Nucor Corp.	(2,832)	(487,359)
Pilbara Minerals Ltd. (b)	(33,416)	(108,636)
Southern Copper Corp.	(5,593)	(489,052)
Steel Dynamics, Inc.	(1,327)	(141,432)
Stelco Holdings, Inc. (b)	(868)	(31,649)
		(4,363,854)
Oil, Gas & Consumable Fuels - (1.23)%
APA Corp.	(5,571)	(225,570)
Callon Petroleum Co.	(2,195)	(82,444)
Canadian Natural Resources Ltd. (b)	(2,282)	(138,746)
Cenovus Energy, Inc. (b)	(13,970)	(265,709)
Chevron Corp.	(1,105)	(180,844)
CNX Resources Corp.	(15,744)	(321,178)
ConocoPhillips	(2,346)	(276,171)
CONSOL Energy, Inc.	(1,422)	(105,967)
Coterra Energy, Inc.	(5,340)	(147,064)
Delek U.S. Holdings, Inc.	(55)	(1,517)
EOG Resources, Inc.	(1,553)	(205,819)
EQT Corp.	(2,715)	(114,519)
Marathon Petroleum Corp.	(635)	(84,468)
Ovintiv, Inc.	(4,377)	(201,736)
Southwestern Energy Co.	(14,477)	(93,811)
Suncor Energy, Inc. (b)	(6,267)	(196,094)
TotalEnergies SE - ADR (b)	(2,888)	(175,735)
Vital Energy, Inc.	(3,285)	(173,382)
		(2,990,774)
Paper & Forest Products - (0.03)%
West Fraser Timber Co. Ltd. (b)	(874)	(73,669)

Passenger Airlines - (0.23)%
Alaska Air Group, Inc.	(173)	(8,413)
American Airlines Group, Inc.	(11,699)	(195,958)
JetBlue Airways Corp.	(20,291)	(157,661)
Southwest Airlines Co.	(5,714)	(195,190)
		(557,222)
Personal Care Products - (0.04)%
Kenvue, Inc.	(1,009)	(23,893)
Medifast, Inc.	(822)	(83,754)
		(107,647)
Pharmaceuticals - (0.49)%
Arvinas, Inc.	(1,672)	(41,332)
Athira Pharma, Inc.	(134)	(391)
GSK plc - ADR (b)	(2,341)	(83,269)
H. Lundbeck A/S (b)	(21,886)	(108,630)
Merck KGaA (b)	(892)	(156,747)
Novartis AG - ADR (b)	(1,091)	(114,446)
Perrigo Co. plc (b)	(2,357)	(86,360)
Pfizer, Inc.	(2,326)	(83,876)
Pliant Therapeutics, Inc.	(145)	(2,587)
Roche Holding AG (b)	(460)	(142,624)
Roche Holding AG - ADR (b)	(2,632)	(101,858)
Royalty Pharma plc, Class A (b)	(5,764)	(180,874)
Sanofi - ADR (b)	(1,858)	(99,161)
		(1,202,155)
Professional Services - (0.12)%
Equifax, Inc.	(992)	(202,447)
Exponent, Inc.	(1,077)	(96,478)
		(298,925)
Real Estate Investment Trusts (REITs) - (12.22)%
AGNC Investment Corp.	(42,672)	(434,828)
Alexandria Real Estate Equities, Inc.	(11,489)	(1,443,938)
American Tower Corp.	(5,374)	(1,022,726)
AvalonBay Communities, Inc.	(7,020)	(1,324,323)
Blackstone Mortgage Trust, Inc.	(4,978)	(114,444)
Easterly Government Properties, Inc.	(7,652)	(112,944)
EastGroup Properties, Inc.	(4,121)	(730,159)
Equinix, Inc.	(2,184)	(1,768,865)
Equity LifeStyle Properties, Inc.	(16,878)	(1,201,376)
Federal Realty Investment Trust	(8,538)	(866,778)
Four Corners Property Trust, Inc.	(36,105)	(949,561)
Host Hotels & Resorts, Inc.	(1,450)	(26,680)
Invitation Homes, Inc.	(18,424)	(654,052)
Kimco Realty Corp.	(45,452)	(920,858)
Kite Realty Group Trust	(16,676)	(381,547)
Mid-America Apartment Communities, Inc.	(6,084)	(910,531)
National Storage Affiliates Trust	(9,501)	(321,039)
NETSTREIT Corp.	(47,184)	(844,122)
Omega Healthcare Investors, Inc.	(23,899)	(762,378)
Pebblebrook Hotel Trust	(12,707)	(196,323)
Phillips Edison & Co., Inc.	(42,230)	(1,491,141)
Physicians Realty Trust	(59,969)	(883,943)
Prologis, Inc.	(19,428)	(2,423,643)
Public Storage	(4,977)	(1,402,270)
Realty Income Corp.	(28,889)	(1,761,362)
SITE Centers Corp.	(11,773)	(165,411)
Tanger Factory Outlet Centers, Inc.	(45,061)	(1,054,878)
Terreno Realty Corp.	(31,715)	(1,881,968)
UDR, Inc.	(30,089)	(1,230,038)
Urban Edge Properties	(27,514)	(468,013)
Welltower, Inc.	(19,012)	(1,561,836)
Weyerhaeuser Co.	(1,337)	(45,538)
WP Carey, Inc.	(4,313)	(291,257)
		(29,648,770)
Real Estate Management & Development - (0.03)%
Jones Lang LaSalle, Inc.	(406)	(67,619)

Semiconductors & Semiconductor Equipment - (1.06)%
Allegro Microsystems, Inc.	(2,064)	(106,523)
Analog Devices, Inc.	(1,763)	(351,771)
Cirrus Logic, Inc.	(1,119)	(90,415)
Diodes, Inc.	(916)	(86,553)
First Solar, Inc.	(300)	(62,220)
GlobalFoundries, Inc. (b)	(2,759)	(175,721)
Lattice Semiconductor Corp.	(754)	(68,569)
Microchip Technology, Inc.	(3,759)	(353,120)
Monolithic Power Systems, Inc.	(168)	(93,994)
NXP Semiconductors N.V. (b)	(314)	(70,016)
Power Integrations, Inc.	(968)	(94,032)
Silicon Laboratories, Inc.	(314)	(46,830)
Skyworks Solutions, Inc.	(1,596)	(182,535)
STMicroelectronics N.V. (b)	(1,121)	(60,175)
Texas Instruments, Inc.	(4,041)	(727,380)
		(2,569,854)
Software - (0.43)%
Alteryx, Inc., Class A	(33)	(1,368)
Appian Corp., Class A	(383)	(19,732)
Atlassian Corp., Class A	(622)	(113,167)
BILL Holdings, Inc.	(622)	(77,961)
Crowdstrike Holdings, Inc., Class A	(1,577)	(254,938)
Datadog, Inc., Class A	(168)	(19,609)
Manhattan Associates, Inc.	(70)	(13,343)
Qualys, Inc.	(785)	(108,958)
Roper Technologies, Inc.	(70)	(34,514)
Salesforce, Inc.	(980)	(220,510)
SAP SE - ADR (b)	(841)	(114,670)
UiPath, Inc., Class A	(3,021)	(54,620)
		(1,033,390)
Specialty Retail - (0.41)%
Academy Sports & Outdoors, Inc.	(2,305)	(137,816)
Bath & Body Works, Inc.	(1,919)	(71,118)
Dick's Sporting Goods, Inc.	(185)	(26,085)
Five Below, Inc.	(1,081)	(225,216)
Foot Locker, Inc.	(7,266)	(195,237)
O'Reilly Automotive, Inc.	(14)	(12,961)
Signet Jewelers Ltd. (b)	(1,814)	(146,009)
The Home Depot, Inc.	(143)	(47,739)
Tractor Supply Co.	(621)	(139,098)
		(1,001,279)
Technology Hardware, Storage & Peripherals - (0.10)%
Apple, Inc.	(1,216)	(238,883)

Textiles, Apparel & Luxury Goods - (0.12)%
Canada Goose Holdings, Inc. (b)	(1,062)	(19,371)
Levi Strauss & Co., Class A	(9,343)	(140,799)
Puma SE (b)	(230)	(15,544)
Ralph Lauren Corp.	(904)	(118,722)
		(294,436)
Trading Companies & Distributors - (0.29)%
Air Lease Corp.	(1,036)	(43,864)
Beacon Roofing Supply, Inc.	(700)	(59,969)
Fastenal Co.	(5,584)	(327,278)
Ferguson plc (b)	(278)	(44,930)
GATX Corp.	(482)	(60,424)
MSC Industrial Direct Co., Inc.	(416)	(41,983)
W.W. Grainger, Inc.	(146)	(107,820)
WESCO International, Inc.	(143)	(25,107)
		(711,375)
Water Utilities - (0.04)%
Pennon Group plc (b)	(10,705)	(96,672)

Total Short Common Stocks
(Proceeds $(90,128,990))		(92,693,839)

PREFERRED STOCKS - (0.05)%
Life Sciences Tools & Services - (0.05)%
Sartorius AG	(267)	(110,159)
Total Preferred Stocks
(Proceeds $(95,900))		(110,159)

SHORT EXCHANGE TRADED FUNDS - (25.28)%
ARK Genomic Revolution ETF	(139)	(5,282)
ARK Innovation ETF	(2,273)	(114,673)
Communication Services Select Sector SPDR Fund	(36)	(2,476)
Consumer Discretionary Select Sector SPDR Fund	(1)	(174)
Consumer Staples Select Sector SPDR Fund	(20,698)	(1,567,874)
Energy Select Sector SPDR Fund	(12,858)	(1,124,818)
Financial Select Sector SPDR Fund	(20,272)	(716,210)
Global X Lithium & Battery Tech ETF	(7,619)	(507,959)
Health Care Select Sector SPDR Fund	(10,271)	(1,377,855)
Industrial Select Sector SPDR Fund	(6,320)	(697,854)
Invesco QQQ Trust Series 1	(64,984)	(24,933,061)
iShares China Large-Cap ETF	(2,698)	(82,073)
iShares Core DAX UCITS ETF	(1,971)	(298,933)
iShares iBoxx High Yield Corporate Bond ETF	(1,552)	(117,176)
iShares MSCI Eurozone ETF	(625)	(29,338)
iShares Biotechnology ETF	(1,188)	(153,620)
iShares Expanded Tech-Software Sector ETF	(766)	(279,084)
iShares Russell 1000 Value ETF	(20)	(3,268)
iShares Russell 2000 ETF	(67,368)	(13,386,695)
iShares Russell 2000 Growth ETF	(21)	(5,335)
iShares Russell 2000 Value ETF	(46)	(6,957)
iShares S&P Mid-Cap 400 Growth ETF	(882)	(68,655)
iShares U.S. Transportation ETF	(205)	(54,759)
iShares U.S. Home Construction ETF	(5,791)	(514,067)
KraneShares CSI China Internet ETF	(2,707)	(86,516)
Material Select Sector SPDR Fund	(1,305)	(111,865)
SPDR S&P 500 ETF Trust	(19,251)	(8,812,915)
SPDR S&P Biotech ETF	(1,467)	(123,653)
SPDR S&P Homebuilders ETF	(1,224)	(103,440)
SPDR S&P Metals & Mining ETF	(4,961)	(267,348)
SPDR S&P Oil & Gas Exploration & Production ETF	(2,681)	(383,463)
SPDR S&P Regional Banking ETF	(4,831)	(235,221)
SPDR S&P Retail ETF	(1,115)	(75,575)
Technology Select Sector SPDR Fund	(1)	(178)
U.S. Global Jets ETF	(8,972)	(191,911)
United States Oil Fund LP	(8)	(585)
Utilities Select Sector SPDR Fund	(4,765)	(319,589)
VanEck Oil Services ETF	(1,460)	(501,860)
VanEck Semiconductor ETF	(443)	(71,155)
Vanguard Real Estate ETF	(47,161)	(4,020,947)
Total Short Exchange Traded Funds		(61,354,417)
(Proceeds $(60,010,751))
Total Securities Sold Short - (63.52)%
(Proceeds $(150,235,641))		$(154,158,415)

(a) Securities sold short are not owned by the Fund and cannot produce income.
(b) Foreign security.
ADR - American Depository Receipt
plc - Public Limited Co.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
July 31, 2023

	Contracts(a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Activision Blizzard, Inc.
Expiration: January 2024, Exercise Price: $95.00	(34)	(315,384)		$(901)
AMC Entertainment Holdings, Inc.
Expiration: August 2023, Exercise Price: $10.00	(63)	(31,311)		(819)
Applied Digital Corp.
Expiration: August 2023, Exercise Price: $10.00	(17)	(16,286)		(1,232)
Eos Energy Enterprises, Inc.
Expiration: August 2023, Exercise Price: $7.50	(33)	(8,118)		(247)
Kenvue, Inc.
Expiration: September 2023, Exercise Price: $30.00	(168)	(397,824)		(2,520)
Live Nation Entertainment, Inc.
Expiration: August 2023, Exercise Price: $110.00	(14)	(122,850)		(105)
Meta Platforms, Inc.
Expiration: September 2023, Exercise Price: $350.00	(2)	(63,720)		(995)
Saia, Inc.
Expiration: August 2023, Exercise Price: $460.00	(3)	(126,942)		(1,185)
Spirit Airlines, Inc.
Expiration: December 2023, Exercise Price: $30.00	(21)	(38,430)		(767)
Uber Technologies, Inc.
Expiration: August 2023, Exercise Price: $52.00	(17)	(84,082)		(1,964)
Expiration: August 2023, Exercise Price: $53.00	(7)	(34,622)		(651)
VanEck Oil Services ETF
Expiration: August 2023, Exercise Price: $345.00	(17)	(584,358)		(6,800)
WW International, Inc.
Expiration: August 2023, Exercise Price: $12.00	(34)	(39,610)		(3,230)
Wynn Resorts Ltd.
Expiration: August 2023, Exercise Price: $124.00	(16)	(174,368)		(128)
XPO, Inc.
Expiration: August 2023, Exercise Price: $80.00	(10)	(69,240)		(525)
				(22,069)

WRITTEN PUT OPTIONS
Alibaba Group Holding Ltd.
Expiration: August 2023, Exercise Price: $100.00	(5)	(51,080)		(530)
Applied Digital Corp.
Expiration: August 2023, Exercise Price: $8.50	(17)	(16,286)		(127)
Expiration: August 2023, Exercise Price: $10.00	(33)	(31,614)		(4,373)
DexCom, Inc.
Expiration: August 2023, Exercise Price: $115.00	(1)	(12,456)		(95)
Expiration: August 2023, Exercise Price: $120.00	(1)	(12,456)		(197)
Diamondback Energy, Inc.
Expiration: August 2023, Exercise Price: $135.00	(12)	(176,784)		(960)
iShares iBoxx High Yield Corporate Bond ETF
Expiration: December 2023, Exercise Price: $62.00	(87)	(656,850)		(1,087)
iShares Russell 2000 ETF
Expiration: August 2023, Exercise Price: $181.00	(35)	(695,485)		(595)
Matador Resources Co.
Expiration: September 2023, Exercise Price: $35.00	(29)	(161,327)		(218)
McDonald's Corp.
Expiration: September 2023, Exercise Price: $285.00	(10)	(293,200)		(2,020)
Meta Platforms, Inc.
Expiration: August 2023, Exercise Price: $320.00	(3)	(95,580)		(3,277)
Expiration: September 2023, Exercise Price: $275.00	(2)	(63,720)		(426)
Expiration: January 2024, Exercise Price: $230.00	(3)	(95,580)		(1,245)
Expiration: January 2024, Exercise Price: $250.00	(3)	(95,580)		(2,048)
SoFi Technologies, Inc.
Expiration: October 2023, Exercise Price: $4.50	(411)	(470,595)		(1,233)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: September 2023, Exercise Price: $105.00	(48)	(686,544)		(744)
Stryker Corp.
Expiration: August 2023, Exercise Price: $280.00	(1)	(28,341)		(460)
Transocean Ltd. (b)
Expiration: August 2023, Exercise Price: $7.00	(47)	(41,360)		(212)
UnitedHealth Group, Inc.
Expiration: August 2023, Exercise Price: $410.00	(1)	(50,637)		(6)
Wingstop, Inc.
Expiration: September 2023, Exercise Price: $150.00	(7)	(118,006)		(2,870)
WW International, Inc.
Expiration: August 2023, Exercise Price: $11.00	(17)	(19,805)		(1,360)
Expiration: August 2023, Exercise Price: $10.50	(34)	(39,610)		(2,635)
				(26,718)
TOTAL WRITTEN OPTIONS
(Premiums received $81,830)			$	(48,787)

(a)100 shares per contract.
(b) Foreign security.
ETF - Exchange Traded Fund

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
July 31, 2023

				Value and
				Unrealized
Expiration Date	Description	Number of Contracts Purchased	Notional Amount	Appreciation (Depreciation)
LONG FUTURES CONTRACTS
9/29/2023	CBT 2-Year U.S. Treasury Bond	226	$44,848,058	$(133,938)
9/18/2023	Dollar Index	6	609,760	(10,611)
9/15/2023	E-Mini Russ 2000	377	37,956,360	2,384,183
9/15/2023	E-Mini S&P 500	158	36,454,550	2,089,812
12/27/2023	100 Ounce Gold Futures	78	15,671,760	300,709
				$4,630,155

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2023

	Paid by the Fund Financing	Received by the Fund Financing	Payment		Number of	Notional	Upfront	Unrealized
Counterparty	Rate/Security	Rate/Security	Frequency	Maturity Date	Shares/Units	Amount	Payment	Appreciation (Depreciation)
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	AIB Group	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	20,636	$ 88,281	$ -	$ 3,058
Morgan Stanley	AstraZeneca plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	366	40,975	–	853
Morgan Stanley	AXA	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	3,887	108,669	–	1,460
Morgan Stanley	Beazley Ireland Holdings plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	3,041	16,695	–	(1,417)
Morgan Stanley	BNP Paribas	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	1,681	100,826	–	(54)
Morgan Stanley	CaixaBank S.A.	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	5,971	21,968	–	(408)
Morgan Stanley	Centrica plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	151,874	209,720	–	27,396
Morgan Stanley	Coface S.A.	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	1,468	19,559	–	(759)
Morgan Stanley	Entain plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	74,432	1,033,035	–	125,024
Morgan Stanley	Entain plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	9,709	134,750	–	15,503
Morgan Stanley	Entain plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	1,316	18,265	–	2,216
Morgan Stanley	Flutter Entertainmnet plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	1,143	177,267	–	5,204
Morgan Stanley	Glencore plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	94,727	448,885	–	21,893
Morgan Stanley	Glencore plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	10,041	47,581	–	2,475
Morgan Stanley	GSK plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	6,937	96,222	–	1,275
Morgan Stanley	Haleon plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	1,542	5,186	–	386
Morgan Stanley	Haleon plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	13,496	45,393	–	1,916
Morgan Stanley	iShares iBoxx $ Investment Grade Corporate Bond ETF	5.68% (0.35% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	423,751	45,701,545	–	(864,603)
Morgan Stanley	iShares iBoxx High Yield Corporate Bond ETF	5.68% (U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	611,849	46,194,600	–	348,271
Morgan Stanley	Lancashire Holdings Ltd.	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	10,949	65,300	–	479
Morgan Stanley	MS High Beta Cyclicals Basket	5.68% (0.35% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	2,229	178,075	–	3,959
Morgan Stanley	MSGWIND Basket	5.83% (0.50% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	3,797	443,186	–	17,056
Morgan Stanley	MSGWLCT Basket	5.68% (0.35% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	759	90,184	–	2,126
Morgan Stanley	MSGWTRNS Basket	5.68% (0.35% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	1,022	124,623	–	705
Morgan Stanley	MSXXONSH Basket	5.68% (0.35% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	1,363	154,850	–	(1,087)
Morgan Stanley	Prudential plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	3,340	36,140	–	(818)
Morgan Stanley	Rentokil Initial plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	19,820	125,933	–	3,228
Morgan Stanley	Rolls-Royce Holdings plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	106,520	196,808	–	30,584
Morgan Stanley	Sanofi	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	626	60,741	–	733
Morgan Stanley	Sector-Neutral Dividend Yield Basket	0.80% Fixed Rate	Monthly	4/28/2025	77,037	6,186,841	–	(154,190)
Morgan Stanley	Societe Generale	4.09% (0.60% + Euro Overnight Index Average)	Monthly	4/28/2025	2,373	58,697	–	1,027
Morgan Stanley	SSE plc	5.53% (0.60% + Sterling Overnight Index Average)	Monthly	4/28/2025	5,675	95,618	–	(4,349)
Morgan Stanley	U.S. 3 Month Momentum	1.20% Fixed Rate	Monthly	4/28/2025	340	34,670	–	768
Morgan Stanley	U.S. Momentum	1.15% Fixed Rate	Monthly	4/28/2025	2,789	309,885	–	(26,767)
Morgan Stanley	U.S. Quality Basket	0.95% Fixed Rate	Monthly	4/28/2025	892	58,497	–	(550)
Morgan Stanley	U.S. Sector-Neutral Quality Basket	0.85% Fixed Rate	Monthly	4/28/2025	787	57,884	–	(1,624)
Morgan Stanley	Weiss MSGWARO2 Basket	5.83% (0.50% + U.S. Federal Funds Effective Rate)	Monthly	4/28/2025	1,046	123,554	–	(167)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Admiral Group plc	Monthly	4/28/2025	(1,703)	(36,231)	–	673
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Anglo American plc	Monthly	4/28/2025	(5,901)	(141,400)	–	(4,815)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Antofogasta plc	Monthly	4/28/2025	(8,648)	(182,054)	–	(31,088)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Ashtead Group plc	Monthly	4/28/2025	(673)	(38,798)	–	(1,824)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Aviva plc	Monthly	4/28/2025	(16,512)	(64,102)	–	1,092
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	BAE Systems plc	Monthly	4/28/2025	(6,367)	(59,332)	–	(1,720)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Compass Group plc	Monthly	4/28/2025	(3,762)	(76,268)	–	6,985
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Diageo plc	Monthly	4/28/2025	(2,440)	(82,976)	–	(761)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Drax Group plc	Monthly	4/28/2025	(14,146)	(85,555)	–	(7,017)
Morgan Stanley	5.08% ((0.25)% + U.S. Federal Funds Effective Rate)	Growth Software Basket	Monthly	4/28/2025	(869)	(177,919)	–	273
Morgan Stanley	(0.85)% Fixed Rate	Growth vs Value Basket	Monthly	4/28/2025	(2,660)	(323,855)	–	6,680
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Haleon plc	Monthly	4/28/2025	(12,142)	(40,838)	–	(541)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Intercontinental Hotels Group	Monthly	4/28/2025	(1,208)	(69,568)	–	(6,254)
Morgan Stanley	4.31% ((0.63)% + Sterling Overnight Index Average)	iShares PLC - iShares Core FTSE 100 UCIT	Monthly	4/28/2025	(12,443)	(93,524)	–	(1,654)
Morgan Stanley	4.31% ((0.63)% + Sterling Overnight Index Average)	iShares PLC - iShares Core FTSE 100 UCIT	Monthly	4/28/2025	(20,368)	(153,090)	–	(337)
Morgan Stanley	4.98% ((0.35)% + U.S. Federal Funds Effective Rate)	MS Leisure Travel Basket	Monthly	4/28/2025	(11,442)	(916,390)	–	(60,330)
Morgan Stanley	5.03% ((0.30)% + U.S. Federal Funds Effective Rate)	MS Technology Hardware Basket	Monthly	4/28/2025	(4,659)	(302,835)	–	(37,050)
Morgan Stanley	5.08% ((0.25)% + U.S. Federal Funds Effective Rate)	MSGWRAIL Basket	Monthly	4/28/2025	(1,672)	(171,882)	–	(4,060)
Morgan Stanley	5.08% ((0.25)% + U.S. Federal Funds Effective Rate)	MSGWREIT Basket	Monthly	4/28/2025	(295)	(29,892)	–	(947)
Morgan Stanley	4.97% ((0.36)% + U.S. Federal Funds Effective Rate)	MSGWSVCS Basket	Monthly	4/28/2025	(1,275)	(138,287)	–	(4,250)
Morgan Stanley	5.08% ((0.25)% + U.S. Federal Funds Effective Rate)	MSGWTRN4 Basket	Monthly	4/28/2025	(1,924)	(267,244)	–	(29,021)
Morgan Stanley	4.78% ((0.55)% + U.S. Federal Funds Effective Rate)	MSGWXRT Basket	Monthly	4/28/2025	(4,259)	(430,585)	–	(6,362)
Morgan Stanley	4.95% ((0.38)% + U.S. Federal Funds Effective Rate)	MSXXCCC Basket	Monthly	4/28/2025	(7,006)	(801,556)	–	(48,857)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Natwest Group PLC	Monthly	4/28/2025	(20,250)	(49,531)	–	481
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Schroders plc	Monthly	4/28/2025	(6,241)	(28,691)	–	(1,526)
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	Severn Trent plc	Monthly	4/28/2025	(3,877)	(99,010)	–	3,825
Morgan Stanley	4.43% ((0.50)% + Sterling Overnight Index Average)	St. James's Place plc	Monthly	4/28/2025	(4,732)	(44,509)	–	6,600
Morgan Stanley	4.81% ((0.52)% + U.S. Federal Funds Effective Rate)	Unprofitable Technology Co. Basket	Monthly	4/28/2025	(3,076)	(154,877)	–	(6,820)
Morgan Stanley	4.81% ((0.52)% + U.S. Federal Funds Effective Rate)	Unprofitable Technology Co. Basket	Monthly	4/28/2025	(13,348)	(688,356)	–	(180,943)
Morgan Stanley	(0.86)% Fixed Rate	U.S. Sector-Neutral Momentum Basket	Monthly	4/28/2025	(2,550)	(227,588)	–	6,485
Morgan Stanley	(0.80)% Fixed Rate	U.S. Size Basket	Monthly	4/28/2025	(291)	(33,360)	–	514
Morgan Stanley	4.88% ((0.45)% + U.S. Federal Funds Effective Rate)	Weiss Infotech Basket	Monthly	4/28/2025	(1,612)	(289,902)	–	(40,421)
Morgan Stanley	4.98% ((0.35)% + U.S. Federal Funds Effective Rate)	Weiss MSGWAERO Basket	Monthly	4/28/2025	(788)	(71,818)	–	6,122
Morgan Stanley	5.08% ((0.25)% + U.S. Federal Funds Effective Rate)	Weiss MSGWAIR Basket	Monthly	4/28/2025	(564)	(61,200)	–	1,209
Morgan Stanley	4.98% ((0.35)% + U.S. Federal Funds Effective Rate)	Weiss MSGWDEF Basket	Monthly	4/28/2025	(383)	(33,758)	–	257
Morgan Stanley	5.08% ((0.25)% + U.S. Federal Funds Effective Rate)	Weiss MSGWOFRE Basket	Monthly	4/28/2025	(120)	(11,222)	–	(1,433)
Morgan Stanley	4.96% ((0.37)% + U.S. Federal Funds Effective Rate)	Weiss QQQE MSGWQQQE Basket	Monthly	4/28/2025	(9,719)	(955,766)	–	(59,857)

plc - Public Limited Company